AMOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure of information about amounts payable
	July 31, 2022	July 31, 2021
Amounts payable	$170,736	$24,423
Accrued liabilities	17,399	-
	$188,135	$24,423